Contributed surplus (Details)	1 Months Ended	12 Months Ended
	Dec. 20, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 30, 2020 shares	Dec. 31, 2019 shares
Contributed surplus (Details) [Line Items]
Pre-funded warrants	2,548,276
Gross proceeds allocated (in Dollars) | $	$ 4,143,000
Pre-funded warrants exercise price (in Dollars per share) | $ / shares	$ 0.0001
Common shares		200,000	200,000
Compensation expense (in Dollars) | $		$ 608,000		$ 483,000		$ 401,000
Common shares issued, percentage		8.00%	8.00%
Common shares outstanding, percentage		8.00%	8.00%
Determined term option		10 years
Stock options		452,356		143,063		39,585
Weighted average exercise price (in Dollars per share) | $ / shares					$ 51.44
Granted to employees term		10 years		10 years		5 years
Stock options value (in Dollars) | $		$ 3,086		$ 2,681		$ 870
Weighted average grant date value per option (in Dollars per share) | $ / shares			$ 8.87		$ 23.48		$ 29.47
Options exercised				15,041	15,041	20,356	20,356
Cashless exercise				12,581	12,581	10,985	10,985
Shares issued		158,106	158,106	156,236	156,236	6,834	6,834	136,705	90,294
Exercisable for proceeds (in Dollars) | $				$ 235		$ 180
Number of shares		47,060	47,060	130,122	130,122	93,863	93,863
Weighted average exercise price (in Dollars per share) | $ / shares			$ 39.93				$ 41.32
Stock options [member]
Contributed surplus (Details) [Line Items]
Shares issued				5,879	5,879
Black-Scholes Option Pricing Model [Member]
Contributed surplus (Details) [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares			$ 12.49		$ 32.96		$ 55